RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 4,531	£ 1,714
Retirement benefit obligations	(230)	(245)
Amounts recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	4,531	1,714
Retirement benefit obligations	(230)	(245)
Total amounts recognised in the balance sheet	£ 4,301	£ 1,469